Finance Costs - Schedule of Finance Costs (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Finance Costs [Abstract]
Interest on Club Deal promissory note and loan, note 13(c)	S/ 48,471	S/ 59,077	S/ 59,643
Interest on senior notes, note 13 (b.2)	38,603	38,603	38,690
Tax interest	2,143	11	166
Amortization of issuance costs of senior notes	1,328	1,328	1,249
Interest on lease liabilities	1,141	730	573
Financial cost of cash flow hedging instruments			1,730
Counterparty credit risk in cross currency swaps			12
Interest for bank overdraft			31
Other	338	3	127
Total interest expense	92,024	99,752	102,221
Unwinding of discount of provisions, note 12	1,012	556	1,824
Total finance costs	S/ 93,036	S/ 100,308	S/ 104,045